Cash and Cash Equivalents (Details)	Dec. 31, 2025	Dec. 31, 2024
Bottom of Range [Member]
Cash and Cash Equivalents [Line Items]
Deposits bear interest rate	4.65%	4.70%
Top of range [member]
Cash and Cash Equivalents [Line Items]
Deposits bear interest rate	5.25%	5.78%